CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Aceland Investments Limited - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Debt instrument, maturity date			Dec. 31, 2015
Equity in net income (loss) of affiliated companies				$ (400)	$ (613)	$ (687)
Aceland
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments		$ 2,100
Contribution of equity investment through a shareholder loan			$ 7,100
Equity method investment, ownership interest (as a percent)									35.00%
Investment impairment								$ 1,000
Proceeds from sale, maturity and collection of investments							$ 6,700
Equity in net income (loss) of affiliated companies					(300)	$ (200)	$ 1,000
Carrying amount of the investment				$ 2,100	$ 2,100
Short-term investments									$ 2,100
Aceland | Other Investment | Subsequent Event
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Gain on other income	$ 300